EMPOWER FUNDS, INC.
 ("Empower Funds")
Empower Real Estate Index Fund
Institutional Class Ticker / MXSFX
Investor Class Ticker / MXREX
(the "Fund")
Quarterly Holdings Report

September 30, 2025
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds.  Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Apartment REITS — 12.84%
351,540	American Homes 4 Rent Class A REIT	$ 11,688,705
137,874	Apartment Investment & Management Co Class A REIT	1,093,341
153,424	AvalonBay Communities Inc REIT	29,636,914
115,280	Camden Property Trust REIT	12,309,598
17,713	Centerspace REIT	1,043,296
95,289	Elme Communities REIT	1,606,572
374,935	Equity Residential REIT	24,269,542
69,483	Essex Property Trust Inc REIT	18,597,820
254,018	Independence Realty Trust Inc REIT	4,163,355
608,445	Invitation Homes Inc REIT	17,845,692
126,304	Mid-America Apartment Communities Inc REIT	17,648,458
23,699	NexPoint Residential Trust Inc REIT	763,582
325,306	UDR Inc REIT	12,120,901
		152,787,776
Diversified REITS — 14.65%
82,532	Alexander & Baldwin Inc REIT	1,501,257
50,093	American Assets Trust Inc REIT	1,017,890
202,245	Broadstone Net Lease Inc REIT	3,614,118
345,870	Digital Realty Trust Inc REIT	59,794,006
82,168	EPR Properties REIT	4,766,566
105,582	Equinix Inc REIT	82,696,046
50,491	Gladstone Commercial Corp REIT	622,049
216,086	Global Net Lease Inc REIT	1,756,779
89,901	UMH Properties Inc REIT	1,335,030
85,500	Veris Residential Inc REIT	1,299,600
236,262	WP Carey Inc REIT	15,964,223
		174,367,564
Health Care REITS — 19.97%
167,939	Alexandria Real Estate Equities Inc REIT	13,996,036
182,243	American Healthcare Inc REIT	7,656,028
237,890	CareTrust Inc REIT	8,250,026
25,364	Community Healthcare Trust Inc REIT	388,069
230,747	Diversified Healthcare Trust REIT	1,017,594
381,265	Healthcare Realty Trust Inc REIT	6,874,208
749,728	Healthpeak Properties Inc REIT	14,357,292
529,582	Medical Properties Trust Inc REIT(a)	2,684,981
Shares		Fair Value
Health Care REITS — (continued)
51,301	National Health Investors Inc REIT	$ 4,078,430
318,265	Omega Healthcare Investors Inc REIT	13,437,148
62,231	Sila Realty Trust Inc REIT	1,561,998
13,388	Universal Health Realty Income Trust REIT	524,408
490,313	Ventas Inc REIT	34,317,007
721,573	Welltower Inc REIT	128,541,014
		237,684,239
Hotels REITS — 2.67%
235,989	Apple Hospitality Inc REIT	2,834,228
220,934	DiamondRock Hospitality Co REIT	1,758,635
689,842	Host Hotels & Resorts Inc REIT	11,741,111
215,004	Park Hotels & Resorts Inc REIT(a)	2,382,244
126,162	Pebblebrook Hotel Trust REIT	1,436,985
158,277	RLJ Lodging Trust REIT(a)	1,139,594
68,190	Ryman Hospitality Properties Inc REIT	6,109,142
168,144	Service Properties Trust REIT	455,670
110,270	Summit Hotel Properties Inc REIT	605,382
203,843	Sunstone Hotel Investors Inc REIT	1,910,009
101,870	Xenia Hotels & Resorts Inc REIT	1,397,657
		31,770,657
Manufactured Homes REITS — 2.44%
209,073	Equity LifeStyle Properties Inc REIT	12,690,731
126,924	Sun Communities Inc REIT	16,373,196
		29,063,927
Office Property REITS — 4.41%
185,530	Brandywine Realty Trust REIT	773,660
158,906	BXP Inc REIT	11,813,072
122,855	COPT Defense Properties REIT	3,570,166
181,601	Cousins Properties Inc REIT	5,255,533
178,637	Douglas Emmett Inc REIT	2,781,378
49,783	Easterly Government Properties Inc REIT	1,141,524
145,634	Empire State Realty Trust Inc Class A REIT	1,115,556
119,069	Highwoods Properties Inc REIT	3,788,776
396,891	Hudson Pacific Properties Inc REIT(b)	1,095,419
66,877	JBG Smith Properties REIT(a)	1,488,013
118,154	Kilroy Realty Corp REIT(a)	4,992,007

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Office Property REITS — (continued)
15,005	NET Lease Office Properties REIT	$ 445,048
210,992	Paramount Group Inc REIT(b)	1,379,888
131,914	Piedmont Realty Trust Inc REIT	1,187,226
76,746	SL Green Realty Corp REIT	4,590,178
174,367	Vornado Realty Trust REIT	7,067,095
		52,484,539
Regional Malls REITS — 6.33%
273,752	Macerich Co REIT	4,982,286
352,233	Simon Property Group Inc REIT	66,103,568
124,037	Tanger Inc REIT	4,197,412
		75,283,266
Shopping Centers REITS — 5.61%
139,986	Acadia Realty Trust REIT(a)	2,820,718
330,241	Brixmor Property Group Inc REIT	9,141,071
107,477	Curbline Properties Corp REIT	2,396,737
84,714	Federal Realty Investment Trust REIT	8,582,375
730,607	Kimco Realty Corp REIT	15,963,763
239,749	Kite Realty Group Trust REIT	5,346,403
94,456	NETSTREIT Corp REIT(a)	1,705,875
135,891	Phillips Edison & Co Inc REIT	4,665,138
176,284	Regency Centers Corp REIT	12,851,104
56,183	SITE Centers Corp REIT	506,209
134,380	Urban Edge Properties REIT	2,750,758
		66,730,151
Single Tenant REITS — 7.37%
119,182	Agree Realty Corp REIT	8,466,689
214,526	Essential Properties Realty Trust Inc REIT	6,384,294
111,852	Four Corners Property Trust Inc REIT	2,729,189
55,141	Getty Realty Corp REIT	1,479,433
203,670	NNN Inc REIT	8,670,232
986,413	Realty Income Corp REIT	59,964,046
		87,693,883
Storage REITS — 7.88%
246,019	CubeSmart REIT	10,003,132
228,993	Extra Space Storage Inc REIT	32,274,273
75,800	National Storage Affiliates Trust REIT	2,290,676
170,361	Public Storage REIT	49,208,775
		93,776,856
Shares		Fair Value
Warehouse/Industry REITS — 13.87%
313,014	Americold Realty Trust Inc REIT(a)	$ 3,831,291
57,459	EastGroup Properties Inc REIT	9,725,511
142,847	First Industrial Realty Trust Inc REIT	7,352,335
30,157	Innovative Industrial Properties Inc REIT(a)	1,615,812
317,147	LXP Industrial Trust REIT	2,841,637
46,767	Plymouth Industrial Inc REIT	1,044,307
1,001,255	Prologis Inc REIT	114,663,723
254,751	Rexford Industrial Realty Inc REIT	10,472,814
201,421	STAG Industrial Inc REIT	7,108,147
111,449	Terreno Realty Corp REIT	6,324,731
		164,980,308
TOTAL COMMON STOCK — 98.04% (Cost $1,093,738,800)		$1,166,623,166
GOVERNMENT MONEY MARKET MUTUAL FUNDS
17,449,674	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.09%(d)	17,449,674
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.46% (Cost $17,449,674)		$17,449,674
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.42%
$16,935,900	U.S. Treasury Bills(e) 4.00%, 11/12/2025	16,857,336
TOTAL SHORT TERM INVESTMENTS — 1.42% (Cost $16,857,336)		$16,857,336
TOTAL INVESTMENTS — 100.92% (Cost $1,128,045,810)		$1,200,930,176
OTHER ASSETS & LIABILITIES, NET — (0.92)%		$(10,959,760)
TOTAL NET ASSETS — 100.00%		$1,189,970,416

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
(a)	All or a portion of the security is on loan as of September 30, 2025.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2025.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
As of September 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	69	USD	23,249	Dec 2025	$175,889
				Net Appreciation	$175,889
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Fund's investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board approved ECM as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter ("OTC") market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2025

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2025, all of the Fund's investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs.  More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
The following table represents the average month-end volume of the Fund's derivative transactions, if any, during the reporting period:
Empower Real Estate Index Fund
Futures Contracts:
Average long contracts	47
Average notional long	$14,274,168

September 30, 2025